Intangible Assets, Net - ProstaGene (Details) - USD ($) $ in Thousands, shares in Millions		1 Months Ended	3 Months Ended
	May 19, 2022	Mar. 31, 2021	Feb. 28, 2021	May 31, 2022	May 31, 2021	May 31, 2020
Loss Contingencies [Line Items]
Shares subject to arbitration		3.1
Non cash charge	$ 800
Impairment charge, reversal of accumulated amortization			$ 2,200
Impairment charge, gross			$ 12,200
Intangible Assets, Net (Excluding Goodwill)				$ 132	$ 1,653
Patents
Loss Contingencies [Line Items]
Intangible Assets, Net (Excluding Goodwill)				$ 3,500	$ 4,600	$ 4,600